Summary of Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 01, 2019	May 01, 2018	May 01, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 30, 2018	Jan. 01, 2018 USD ($)	Jan. 01, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Interest-free loans extended to VIE founders				$ 3,930				¥ 27,000
Interest-free loans agreements expiry date				2023-12	2023-12
Cash and cash equivalent				$ 393,294		¥ 1,906,753	¥ 2,982,510	2,704,091
Non-controlling interests				49,113		78,486		¥ 337,677
Net income (loss) attributable to non-controlling interests				$ (1,098)	¥ (7,551)	¥ (13,745)	(40,602)
Account receivable balance due				1 year	1 year	1 year
Deferred revenue beginning balance | $				$ 177,400
Government subsidies				$ 9,102	¥ 62,583	¥ 74,156	¥ 162,365
Foreign currency exchange rate, translation				6.8755				6.8755
Loans charge off period				120 days	120 days
Loan loss provision rate				0.42%		0.42%		0.42%
Right of use asset and lease liability | ¥					¥ 280,000
Scenario, Forecast [Member]
Significant Accounting Policies [Line Items]
VAT rate reduced (as a percent)	9.00%
VAT rate reduced (as a percent)	13.00%
ASU 2016-01
Significant Accounting Policies [Line Items]
Cumulative effect of adjustment from other comprehensive income to retained earnings										$ 38,700	¥ 251,600
Variable Interest Entity, Primary Beneficiary
Significant Accounting Policies [Line Items]
Equity interest sold to Shanghai Noah Financial Service						29.00%			6.15%
Concentration risk percentage			6.00%
Cash and cash equivalent				$ 66,332		¥ 394,672		¥ 456,063
Variable Interest Entity, Primary Beneficiary | Investment Fund One
Significant Accounting Policies [Line Items]
Equity interest sold to Shanghai Noah Financial Service				23.00%				23.00%
Variable Interest Entity, Primary Beneficiary | Investment Fund Two
Significant Accounting Policies [Line Items]
Equity interest sold to Shanghai Noah Financial Service				48.00%				48.00%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Concentration risk percentage				21.70%	21.70%	15.70%	17.30%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies [Line Items]
Concentration risk percentage				39.40%	39.40%	19.40%	4.10%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Total Assets
Significant Accounting Policies [Line Items]
Concentration risk percentage				34.60%	34.60%	26.80%
Mainland of China
Significant Accounting Policies [Line Items]
VAT rate one (as a percent)		11.00%	3.00%
VAT rate two (as a percent)		17.00%	6.00%
VAT rate three (as a percent)			11.00%
VAT rate four (as a percent)			17.00%
VAT rate reduced (as a percent)		16.00%
Consolidated Fund | Variable Interest Entity, Primary Beneficiary
Significant Accounting Policies [Line Items]
Cash and cash equivalent				$ 4,687		¥ 11,641		¥ 32,223
Other Service Fee
Significant Accounting Policies [Line Items]
Other service fees as percentage of total net revenue				10.00%	10.00%
Airline and Railway Ticket [Member]
Significant Accounting Policies [Line Items]
Effective deduction rate of ticket value		9.00%
Waterway And Highway Tickets [Member]
Significant Accounting Policies [Line Items]
Effective deduction rate of ticket value		3.00%
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage in affiliate to represent influence				20.00%	20.00%
Minimum | Mainland of China
Significant Accounting Policies [Line Items]
Business tax and related surcharges				5.35%	5.35%
Maximum | Mainland of China
Significant Accounting Policies [Line Items]
Business tax and related surcharges				5.65%	5.65%
VAT rate reduced (as a percent)		10.00%